Guarantees, Commitments and Pledged Assets - Summary of Future Minimum Lease Payment Under Non-Cancellable Operating Leases (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	$ 2,733	$ 2,496
Within one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	441	420
One to 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	1,281	1,196
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	$ 1,011	$ 880